Prepayments and other assets - Allowance for Doubtful Advances (Details) - Allowance for doubtful advances - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Movement in the allowance for doubtful advances:
Balance at the beginning of the year	₨ 12,047
Provisions accrued during the year	11,703	₨ 12,047
Amount written off during the year	(11,582)
Balance at the end of the year	₨ 12,168	₨ 12,047